UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Dunn Warren Investment Advisors, LLC
                        Address:         6143 South Willow Dr., Suite 102
                                         Greenwood Village, CO 80111
                        13F File Number: 028-14410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		November 15, 2011
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    10
Form 13F Information Table Value Total:   $70,453
List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE


					                      VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	   CUSIP     (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------     --------  ------   ------   --- ----  ------  --------   ------  -------  ----
ISHARES INC                     MSCI THAILAND      464286624    406    7629     SH       SOLE                                7629
ISHARES TR                      S&P GBL HLTHCR     464287325   1418   27300     SH       SOLE                               27300
ISHARES TR                      BARCLYS 1-3 YR     464287457  17625  208412     SH       SOLE                              208412
ISHARES TR                      DJ HEALTH CARE     464288828   4665   90538     SH       SOLE                               90538
MARKET VECTORS ETF TR           GOLD MINER ETF     57060U100   3454   62584     SH       SOLE                               62584
PROSHARES TR                    PSHS ULTASHT QQQ   74347X237  10942  201172     SH       SOLE                              201172
PROSHARES TR                    PSHS ULTASHT SP500 74347R883  11903  466973     SH       SOLE                              466973
SELECT SECTOR SPDR TR           SBI CONS STPLS     81369Y308   5781  194907     SH       SOLE                              194907
SELECT SECTOR SPDR TR           SBI INT-UTILS      81369Y886   8905  264866     SH       SOLE                              264866
SPDR SERIES TRUST               S&P RETAIL ETF     78464A714   5354  115845     SH       SOLE                              115845
